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     2002 Semiannual Report
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     JANUS TWENTY FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

    Portfolio Manager Commentary
      and Schedule of Investments ....................................    1

    Statement of Assets and Liabilities ..............................    5

    Statement of Operations ..........................................    6

    Statement of Changes in Net Assets ...............................    7

    Financial Highlights .............................................    8

    Notes to Schedule of Investments .................................    9

    Notes to Financial Statements ....................................   10

    Explanation of Charts and Tables .................................   14

    Shareholder Meeting ..............................................   16

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS TWENTY FUND (closed to new investors)   Scott Schoelzel, portfolio manager

For the six months ended April 30, 2002, Janus Twenty Fund lost 6.96%, while its benchmark, the S&P 500 Index, gained 2.31%.(1)

The financial markets continue to be challenging. Although the popular averages eked out small positive returns, there was a clear downward bias in the largest-capitalization issues. I cannot remember a time when so much weighed on the markets. The evolving war on terrorism, the ongoing terrorist threat, increasing tensions in the Middle East, rising energy prices, the continuing telecom meltdown, a "just say no to new drugs" policy at the Food and Drug Administration, increasingly aggressive asbestos litigation, and ever-widening accounting scandals have all converged to make this the toughest stock-picking environment in nearly 70 years. As a result of all of these factors, we have made some very deliberate changes to the Janus Twenty Fund.

[PHOTO]

The primary culprit for the Fund's relative underperformance was our continued investment in AOL Time Warner. We have held a large position in this company for many years, but during the past six months we reduced our position by about one-third. Much has been written and speculated about the size of our AOL position and our sale of the stock. Our average selling price during the period was nearly $31.00 per share, roughly 50% higher than the closing price on April 30.

So why didn't we sell it all? Despite the precipitous drop in the company's stock price, we still believe in its longer-term prospects. Most of AOL Time Warner's various businesses actually performed quite well during the past six months. Publishing (Time, Sports Illustrated and People magazine), filmed entertainment ("Harry Potter" and "The Lord of the Rings") and cable TV (Time Warner Cable), together with HBO, CNN and TNT, all reported relatively good results. It was the slowing in the AOL online service segment of the business that dominated investors' outlook for the stock. To be sure, the online service has problems. The service has gotten stale, the advertising scheme is annoying and the rate of subscriber growth has stalled at about 34 million users worldwide.

These woes remind me of the 1996-1997 timeframe when the AOL service frequently failed or was painfully slow and a handful of state attorneys general were suing the company on behalf of angry users - all while AOL was trying to fend off challenges from a whole host of competitors. It turns out that 1996 would have been a very good time to buy AOL's stock.

As in 1996, Bob Pittman has once again taken over the reins of the AOL division and is assembling a team to revitalize and reinvigorate the AOL service. Time will tell if he will be as successful as he was in 1996, but I have been impressed with the personnel changes he has made thus far and will be watching AOL's progress. It's definitely "show me" time for AOL.

Aside from AOL, we continued to meaningfully diversify the portfolio. We reduced our investments in Nokia, General Electric, Pfizer and Eli Lilly while adding to our existing positions in Citigroup, Exxon Mobil, Wells Fargo and Viacom.

We initiated new positions in United Healthcare, Bank of America and eBay. United Healthcare and Bank of America are mature companies and have emerged as clear leaders in their respective industries. Both have the financial muscle to not only fund their own operations, but also to buy back increasingly meaningful amounts of their own shares in the open marketplace. We believe that eBay has the potential to evolve into one of the great consumer-branded franchises. Contrary to popular belief, eBay has virtually nothing to do with technology (really!). The company is very conservatively financed (no debt) and is increasingly profitable. Furthermore, its auction businesses are scaling far beyond their early niche in the collectibles markets. Today there are over 8 million live auctions occurring daily throughout eBay's 1,500 distinct product categories.

Finally, over the past six months we sold more stock than we bought. As a result, our cash position was quite high at the end of the reporting period: over 30%. I want to emphasize that this is simply a residual of our investment process and not in any way a macro call on the market. Simply put, when we find companies we think have improving business and financial models, along with unquestioned managerial integrity, that are trading at compelling valuations, we will invest. When we aren't convinced that all of those characteristics exist, we are content to wait patiently and continue our search.

I know the past couple of years have been very disappointing, and we definitely deserve some of the criticism directed our way. We are a very proud and competitive group here at Janus, and we are working hard to improve our performance. I feel very good about the companies we are invested in and believe that in the long run we will be rewarded for our patience and perseverance.

Thank you for your continued investment in Janus Twenty Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                            Janus Twenty Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              66.4%                77.9%
  Foreign                                              3.7%                12.2%
Top 10 Equities                                       53.0%                63.5%
Number of Stocks                                         21                   19
Cash, Cash Equivalents and
  Fixed-Income Securities                             33.6%                22.1%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Multimedia                                            13.0%                17.5%
Applications Software                                  7.7%                 7.4%
Oil Companies - Integrated                             6.9%                 6.7%
Multi-Line Insurance                                   5.4%                 6.1%
Diversified Financial Services                         4.9%                 3.8%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Microsoft Corp.                                        7.7%                 7.4%
Exxon Mobil Corp.                                      6.9%                 5.4%
AOL Time Warner, Inc.                                  6.6%                13.3%
Viacom, Inc. - Class B                                 6.4%                 4.2%
American International Group, Inc.                     5.4%                 6.1%
Citigroup, Inc.                                        4.9%                 3.8%
Home Depot, Inc.                                       4.7%                 2.9%
Goldman Sachs Group, Inc.                              4.4%                 3.7%
Nokia Oyj (ADR)                                        3.7%                 8.5%
eBay, Inc.                                             2.3%                   --

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Ten Year       Since 4/30/85*
(28.47)%         7.67%          11.40%            13.94%

Janus Twenty Fund
$91,979

S&P 500 Index
$92,903

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Twenty Fund and the S&P 500 Index. Janus Twenty Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, April 30, 1985, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Twenty Fund ($91,979) as compared to the S&P 500 Index ($92,903).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

The Fund's cash position may increase when its portfolio manager believes market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities. Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 66.4%
Applications Software - 7.7%
  18,342,365    Microsoft Corp.* ............................     $  958,571,995

Beverages - Non-Alcoholic - 1.7%
   3,750,000    Coca-Cola Co. ...............................        208,162,500

Diversified Financial Services - 4.9%
  13,930,720    Citigroup, Inc. .............................        603,200,176

Diversified Operations - 2.2%
     422,260    3M Co. ......................................     $   53,120,308
   7,074,815    General Electric Co. ........................        223,210,413

                                                                     276,330,721

E-Commerce/Services - 2.3%
   5,393,975    eBay, Inc.* .................................        286,420,072

Finance - Investment Bankers/Brokers - 4.4%
   6,969,040    Goldman Sachs Group, Inc. ...................        548,811,900

See Notes to Schedule of Investments.

2  Janus Twenty Fund  April 30, 2002

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JANUS TWENTY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Finance - Mortgage Loan Banker - 0.9%
   1,398,240    Fannie Mae ..................................     $  110,363,083

Medical - Biomedical and Genetic - 0.7%
     868,715    Amgen, Inc.* ................................         45,937,649
   1,083,100    Genentech, Inc.* ............................         38,450,050

                                                                      84,387,699

Medical - Drugs - 3.4%
   4,072,730    Eli Lilly and Co. ...........................        269,003,817
   4,215,860    Pfizer, Inc. ................................        153,246,511

                                                                     422,250,328

Medical - HMO - 1.9%
   2,640,855    UnitedHealth Group, Inc. ....................        231,893,478

Multi-Line Insurance - 5.4%
   9,781,952    American International Group, Inc. ..........        676,128,522

Multimedia - 13.0%
  42,961,049    AOL Time Warner, Inc.* ......................        817,119,152
  16,998,418    Viacom, Inc. - Class B* .....................        800,625,488

                                                                   1,617,744,640

Oil Companies - Integrated - 6.9%
  21,279,055    Exxon Mobil Corp. ...........................        854,779,639

Retail - Building Products - 4.7%
  12,469,775    Home Depot, Inc. ............................        578,223,467

Super-Regional Banks - 2.6%
   2,075,130    Bank of America Corp. .......................        150,405,422
   3,454,635    Wells Fargo & Co. ...........................        176,704,580

                                                                     327,110,002

Telecommunication Equipment - 3.7%
  27,837,780    Nokia Oyj (ADR) .............................        452,642,303
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Total Common Stock (cost $7,656,356,766) ....................      8,237,020,525
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Corporate Bonds - 2.5%
Cable Television - 1.4%
$191,000,000    Charter Communications Holdings LLC
                  8.625%, senior notes, due 4/1/09 ..........        170,467,500

Medical - Drugs - 0.4%
  50,000,000    Eli Lilly and Co., 6.00%
                  notes, due 3/15/12 ........................         50,562,500

Telephone - Integrated - 0.7%
 190,000,000    Level 3 Communications, Inc., 9.125%
                  senior notes, due 5/1/08 ..................         83,600,000
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Total Corporate Bonds (cost $430,017,126) ...................        304,630,000
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U.S. Government Obligation - 0.2%
  20,000,000    Fannie Mae, 6.23%
                  due 7/18/02 (cost $20,181,062) ............         20,180,400
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Repurchase Agreements - 10.4%
$286,000,000    ABN AMRO Bank N.V., 1.93%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $286,015,333
                  collateralized by $513,613,035
                  in Collateralized Mortgage Obligations
                  4.76%-6.72618%, 6/26/29-12/25/40
                  Aaa; $86,082,102 in U.S. Governement
                  Agencies, 6.50%-7.00%, 1/20/28-2/15/32
                  with respective values of $234,346,975
                  and $57,373,026 (cost $286,000,000) .......     $  286,000,000
 500,000,000    Bank of America Securities LLC., 1.94%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $500,026,944
                  collateralized by $1,229,770,343
                  in U.S. Government Agencies
                  0%-27.4867%, 1/25/06-4/15/32
                  with a value of $510,000,000
                  (cost $500,000,000) .......................        500,000,000
 498,700,000    Morgan Stanley & Company, Inc., 1.925%
                  dated 4/30/02, maturing 5/1/02
                  to be repurchased at $498,726,667
                  collateralized by $866,676,303
                  in U.S. Government Agencies
                  2.20%-22.446%, 5/1/07-4/1/32
                  with a value of $511,082,975
                  (cost $498,700,000) .......................        498,700,000
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Total Repurchase Agreements (cost $1,284,700,000) ...........      1,284,700,000
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Short-Term Corporate Notes - 3.1%
                Comerica, Inc.
 135,000,000      1.80%, 5/31/02 ............................        134,797,750
                Wells Fargo & Co.:
  50,000,000      1.72%, 5/8/02 .............................         49,983,278
 100,000,000      1.71%, 5/10/02 ............................         99,957,250
 100,000,000      1.64%, 5/14/02 ............................         99,940,778
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Total Short-Term Corporate Notes (amortized cost $384,679,056)       384,679,056
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Time Deposits - 10.3%
                Canadian Imperial Bank of Commerce
 250,000,000      1.8125%, 5/1/02 ...........................        250,000,000
                Fifth Third Bank
 400,000,000      1.8125%, 5/1/02 ...........................        400,000,000
                Societe Generale, New York
 515,900,000      1.78125%, 5/1/02 ..........................        515,900,000
                SouthTrust Bank ETD
 117,500,000      1.78125%, 5/1/02 ..........................        117,500,000
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Total Time Deposits (cost $1,283,400,000) ...................      1,283,400,000
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See Notes to Schedule of Investments.

                                            Janus Twenty Fund  April 30, 2002  3

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JANUS TWENTY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
U.S. Government Agencies - 6.1%
                Fannie Mae:
$ 50,000,000      1.75%, 5/7/02 .............................     $   49,985,417
  75,000,000      1.82%, 6/18/02 ............................         74,818,000
  80,000,000      1.84%, 8/7/02 .............................         79,600,000
                Federal Home Loan Bank System:
  50,000,000      1.72%, 5/8/02 .............................         49,983,278
 110,000,000      1.61%, 5/10/02 ............................        109,955,725
  50,000,000      1.70%, 5/15/02 ............................         49,966,944
  25,000,000      1.70%, 5/29/02 ............................         24,966,944
 100,000,000      1.70%, 6/11/02 ............................         99,806,389
  90,000,000      1.71%, 7/9/02 .............................         89,662,500
  50,000,000      1.69%, 7/24/02 ............................         49,812,500
                Freddie Mac
  75,000,000      1.86%, 9/4/02 .............................         74,531,250
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Total U.S. Government Agencies (cost $753,101,594) ..........        753,088,947
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Total Investments (total cost $11,812,435,604) - 99.0% ......     12,267,698,928
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Cash, Receivables and Other Assets, net of Liabilities - 1.0%        129,860,283
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Net Assets - 100% ...........................................    $12,397,559,211
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
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Finland                                              3.7%         $  452,642,303
United States++                                     96.3%         11,815,056,625
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Total                                              100.0%        $12,267,698,928

++Includes Short-Term Securities (66.1% excluding Short-Term Securities)

See Notes to Schedule of Investments.

4  Janus Twenty Fund  April 30, 2002

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

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Assets:
Investments at cost                                                 $ 11,812,436

Investments at value                                                $ 12,267,699
  Cash                                                                     1,565
  Receivables:
    Investments sold                                                     226,444
    Fund shares sold                                                       4,003
    Dividends                                                              1,298
    Interest                                                              10,889
  Other assets                                                                63
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Total Assets                                                          12,511,961
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Liabilities:
  Payables:
    Investments purchased                                                 76,074
    Fund shares repurchased                                               25,023
    Advisory fees                                                          6,971
    Transfer agent fees and expenses                                       2,097
  Accrued expenses                                                         4,237
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Total Liabilities                                                        114,402
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Net Assets                                                          $ 12,397,559
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          370,329

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Net Asset Value Per Share                                           $      33.48
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See Notes to Financial Statements.

                                            Janus Twenty Fund  April 30, 2002  5

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

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Investment Income:
  Interest                                                          $     49,776
  Dividends                                                               47,414
  Foreign tax withheld                                                   (1,808)
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Total Investment Income                                                   95,382
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Expenses:
  Advisory fees                                                           46,291
  Transfer agent fees and expenses                                        12,604
  Registration fees                                                           41
  Postage and mailing expenses                                               616
  Custodian fees                                                             265
  Printing expenses                                                          848
  Audit fees                                                                  14
  Trustees' fees and expenses                                                 41
  Other expenses                                                              70
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Total Expenses                                                            60,790
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Expense and Fee Offsets                                                    (402)
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Net Expenses                                                              60,388
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Net Investment Income/(Loss)                                              34,994
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Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                  173,969
  Net realized gain/(loss) from foreign
    currency transactions                                                    (2)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                 (1,120,304)
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Net Realized and Unrealized Gain/(Loss) on Investments                 (946,337)
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Net Increase/(Decrease) in Net Assets Resulting from Operations     $  (911,343)
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See Notes to Financial Statements.

6  Janus Twenty Fund  April 30, 2002

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                2002            2001
----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                    $     34,994    $    128,351
  Net realized gain/(loss) from investment and
    foreign currency transactions                                      173,967     (4,007,491)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations               (1,120,304)    (10,470,952)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations      (911,343)    (14,350,092)
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                             (131,262)             --
  Net realized gain from investment transactions*                           --       (760,204)
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                        (131,262)       (760,204)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                          616,008       2,567,807
  Reinvested dividends and distributions                               128,042         742,316
  Shares repurchased                                               (1,682,339)     (4,829,640)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions              (938,289)     (1,519,517)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                              (1,980,894)    (16,629,813)
Net Assets:
  Beginning of period                                               14,378,453      31,008,266
----------------------------------------------------------------------------------------------
  End of period                                                   $ 12,397,559    $ 14,378,453
----------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                        $ 15,744,122    $ 16,682,411
  Accumulated net investment income/(loss)*                             32,052         128,320
  Accumulated net realized gain/(loss) from investments*           (3,833,878)     (4,007,845)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                      455,263       1,575,567
----------------------------------------------------------------------------------------------
                                                                  $ 12,397,559    $ 14,378,453
----------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                           16,473          53,023
  Reinvested distributions                                               3,353          12,270
----------------------------------------------------------------------------------------------
Total                                                                   19,826          65,293
----------------------------------------------------------------------------------------------
  Shares repurchased                                                  (45,527)       (105,548)
Net Increase/(Decrease) in Fund Shares                                (25,701)        (40,255)
Shares Outstanding, Beginning of Period                                396,030         436,285
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                      370,329         396,030
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                         $  1,960,527    $  8,206,403
  Proceeds from sales of securities                                  3,940,995      11,022,989
  Purchases of long-term U.S. government obligations                    20,288              --
  Proceeds from sales of long-term U.S. government obligations              --              --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                            Janus Twenty Fund  April 30, 2002  7

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $     36.31    $     71.07    $     69.72    $     42.98    $     35.16    $     31.90
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                        .10            .32             --            .21            .12          (.09)
  Net gains/(losses) on securities
    (both realized and unrealized)                 (2.59)        (33.33)           5.62          26.97          12.26           8.85
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   (2.49)        (33.01)           5.62          27.18          12.38           8.76
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           (.34)             --          (.19)          (.14)          (.10)          (.18)
  Distributions (from capital gains)*                  --         (1.75)         (4.08)          (.30)         (4.46)         (5.32)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (.34)         (1.75)         (4.27)          (.44)         (4.56)         (5.50)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $     33.48    $     36.31    $     71.07    $     69.72    $     42.98    $     35.16
------------------------------------------------------------------------------------------------------------------------------------
Total Return**                                    (6.96)%       (47.43)%          7.40%         63.51%         40.58%         31.65%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)      $12,397,559    $14,378,453    $31,008,266    $28,793,112    $11,254,870    $ 5,871,070
Average Net Assets for the Period
  (in thousands)                              $14,377,178    $20,320,750    $34,528,876    $22,206,982    $ 8,025,121    $ 4,989,616
Ratio of Gross Expenses to
  Average Net Assets***(1)                          0.88%          0.84%          0.86%          0.88%          0.91%          0.93%
Ratio of Net Expenses to
  Average Net Assets***(1)                          0.87%          0.84%          0.85%          0.87%          0.90%          0.91%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***                   0.49%          0.63%        (0.13)%          0.40%          0.39%          0.33%
Portfolio Turnover Rate***                            37%            50%            27%            40%            54%           123%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Twenty Fund  April 30, 2002

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NOTES TO SCHEDULE OF INVESTMENTS

* Non-income-producing security

Repurchase Agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                            Janus Twenty Fund  April 30, 2002  9

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Twenty Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is nondiversified.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the year ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amounts of $35,789 and $511,943, in Janus Government Money Market Fund and Janus Money Market Fund, respectively.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

10  Janus Twenty Fund  April 30, 2002

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The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                           Janus Twenty Fund  April 30, 2002  11

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--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, for transfer agent services plus reimbursement of certain out of pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced on the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $32,500                     $24,381                   $1,044,092
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Twenty Fund  April 30, 2002

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3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(4,007,814,206) $11,812,466,642  $1,216,747,571   $(761,515,285)   $455,232,286
--------------------------------------------------------------------------------

                                           Janus Twenty Fund  April 30, 2002  13

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EXPLANATIONS OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Twenty Fund  April 30, 2002

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The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                           Janus Twenty Fund  April 30, 2002  15

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Twenty Fund                      403,693,379      218,289,377         7,997,777        11,480,916
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Twenty Fund                      54.07%      1.98%      2.85%       91.81%      3.36%      4.83%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574      453,315,711
------------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                     403,693,379      184,226,770         10,604,120       11,872,342       31,064,838
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                          45.64%      2.63%      2.94%      7.69%     77.48%        4.46%      4.99%     13.07%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Twenty Fund  April 30, 2002

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--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                     403,693,379      172,673,665         21,791,583       12,237,984       31,064,838
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                          42.77%      5.40%      3.03%      7.70%     72.62%        9.16%      5.15%     13.07%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                     403,693,379      178,564,889         15,775,970       12,362,373       31,064,838
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                          44.23%      3.91%      3.06%      7.70%     75.10%        6.63%      5.20%     13.07%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                     403,693,379      178,830,311         15,639,977       12,232,944       31,064,838
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                          44.30%      3.87%      3.03%      7.70%     75.21%        6.58%      5.14%     13.07%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Twenty Fund  April 30, 2002

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--------------------------------------------------------------------------------

NOTES

20  Janus Twenty Fund  April 30, 2002

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NOTES

                                           Janus Twenty Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      TW43-06/02

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